Kellner Event Fund
Kellner Event Fund
Investment Objective
The Kellner Event Fund (the “Event Fund”) seeks to achieve positive risk-adjusted returns independent of the returns generated by the overall equity markets.
Fees and Expenses of the Event Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Event Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 27 of the Funds’ statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 46 of the Funds’ Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Kellner Event Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kellner Event Fund		Class A	Institutional Class
Management Fees		1.50%	1.50%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)	[1]	1.19%	1.19%
Interest Expense and Dividends on Securities Sold Short		0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.95%	2.70%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.70%)	(0.70%)
Net Annual Fund Operating Expenses		2.25%	2.00%
[1]	Other Expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	Kellner Management, L.P. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.99% and 1.74% of average daily net assets of the Event Fund's Class A and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least April 29, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Event Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Event Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Event Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Kellner Event Fund (USD $)	1 Year	3 Years
Class A	790	1,373
Institutional Class	203	772

Portfolio Turnover
The Event Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Event Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Event Fund’s performance.  As the Event Fund had not commenced operations as of the date of this Prospectus, it does not have any portfolio turnover to report.

Principal Investment Strategies of the Event Fund
The Event Fund pursues its investment objective by allocating its assets using various strategies that seek to profit from securities experiencing catalyst driven change.  Catalyst driven change refers to potential mispricings of securities created by the risks related to specific corporate transactions or market events. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of events.  Under normal market conditions, the Event Fund employs a variety of these strategies and invests on both a long and short basis in a variety of asset classes including, without limitation, equity securities, fixed-income securities, and derivative instruments.

The types of equity securities in which the Event Fund may invest include, but are not limited to, common and preferred stocks of all market capitalizations, rights, warrants, convertibles, partnership interests (including master limited partnerships (“MLPs”)) and other investment companies, including exchange-traded funds (“ETFs”).  The Fund may invest in securities of foreign issuers, including issuers in emerging markets, and may invest in foreign securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).

Fixed-income securities in which the Event Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, asset-backed securities, mortgage-backed securities, exchange-traded notes (“ETNs”), senior secured and unsecured floating rate bank loans (i.e., loan assignments and participations) and other floating rate securities, municipalities and companies across a wide range of industries, market capitalizations and maturities and may include those that are rated below investment grade (i.e., “junk bonds”).  The Event Fund may also invest in Rule 144A and other restricted securities and securities issued pursuant to initial public offerings (“IPOs”).  Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process and may engage in securities lending activities.

The Event Fund will also invest in derivative instruments to modify or hedge the Fund’s exposure to a particular investment market related risk, to manage the volatility of the Fund and, for investment purposes, to obtain increased market exposures.  Derivative instruments in which the Event Fund may invest include futures, options, swaps, contracts for differences, forward foreign currency contracts and other synthetic instruments.

To obtain exposure to long and short positions in securities, the Event Fund expects to enter into one or more total return equity swap agreements (each, a “swap agreement”).  Swap agreements are two party contracts for periods ranging from a few days or weeks to more than one year.  In a standard total return “swap” transaction, two parties agree to exchange the returns which might be earned or realized on particular investments or instruments or a basket of investments or instruments.  The parties do not actually invest in or own the underlying securities or instruments that are the subject of the swap contract.  Under such a swap agreement, the Event Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from the underlying investments specified in the swap agreement.  In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments.

In seeking investments experiencing catalyst driven change, the Advisor will use a variety of investment strategies, focusing on opportunities that provide the most attractive risk/reward profile.  These investment strategies include:

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Event Driven – Event driven investing involves the purchase of securities and other obligations that are subject to corporate activity or other catalyst-driven event where the Advisor believes the market price does not adequately reflect the effect such activity will have on the securities’ valuation.

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Stressed and Distressed Securities – Stressed and distressed securities investing includes the purchase of securities and other obligations of companies that are experiencing financial or business difficulties, including companies in bankruptcy.  The Event Fund invests in stressed and distressed securities to gain exposure to debt instruments whose pricing does not accurately reflect their value.

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Long/Short Equity, Equity Market Neutral and Dedicated Short Bias – These strategies provide long and short exposure to equity securities that the Advisor expects to increase or decrease in value, respectively.

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Merger Arbitrage – This strategy involves purchasing securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

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Capital Structure Arbitrage Strategies – This strategy involves purchasing securities of an issuer coupled with the sale of other securities of the same issuer to take advantage of price disparities between the two types of securities that may occur as a result of the issuer’s current financial situation.

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Convertible Arbitrage – This strategy involves purchasing a convertible bond and selling short the underlying common stock to seek to profit from an improvement in the credit quality of the issuer while hedging against default risk.

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Volatility Strategies – These strategies include model based trading that establishes long/short positions that seek to profit from pricing differences in the implied volatility of options, futures and cash on the same asset across different strike prices or terms of expiration.

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Other Strategies – The Event Fund may also employ other investment strategies that are complimentary to the strategies discussed above.  The Advisor may employ these other strategies directly or by investing the Fund’s assets in other investment vehicles, such as a partnership or another fund, managed by an unaffiliated third party.  The Advisor may also obtain passive exposure to these other strategies through the use of swaps or other derivative instruments.

When selecting investments for the Event Fund, the Advisor will utilize fundamental market analysis and macroeconomic analysis to identify investment opportunities.  Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors.  Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.  The Event Fund will sell holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.  The Advisor expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.

The Event Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund may invest in a limited number of issuers and investing in fewer issuers makes the Fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Principal Risks of Investing in the Event Fund
Like all mutual funds, losing all or a portion of the money you invested is a risk of investing in the Event Fund.  The following additional risks could affect the value of your investment:

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Management Risk.  The Event Fund is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

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Market Risk. The prices of the securities in which the Event Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

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Equity Risk.  The equity securities held by the Event Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

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Non-Diversification Risk.  The Event Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).  To the extent that the Event Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.

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Foreign and Emerging Market Securities Risk.  The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

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Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

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Other Investment Fund Risk.  When the Event Fund invests in other investment vehicles, which may include partnerships, ETFs or mutual funds, it will bear additional expenses based on its pro rata share of the fund’s operating expenses, including the potential duplication of management fees.  The risk of owning another fund generally reflects the risks of owning the underlying securities the other fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

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Stressed and Distressed Securities Risk.  The Event Fund may invest in securities and other obligations of issuers that are stressed, distressed or in bankruptcy, including debt obligations that are in covenant or payment default.  Such investments may be considered illiquid, frequently are difficult to trade and may trade significantly below par.  Such investments are considered speculative and the Fund’s ability to receive payment on such obligations is subject to significant uncertainty and may be subject to lengthy delays.  The Fund may receive partial payment or no payment on these obligations.

•	Fixed Income Securities Risk. The following risks are associated with the Event Fund’s investment in fixed income securities.

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Prepayment and Extension Risk. The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

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Interest Rate Risk.  Fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

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Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.

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High-Yield Securities Risk.  Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

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Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield.  Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

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Asset-Backed Securities Risk.   Asset-Backed securities risk includes Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk (i.e., borrowers whose loans collateralize the securities held by the Fund may be able to prepay principal due on these loans, which could cause the Event Fund to reinvest the proceeds at lower yields).

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Mortgage-Backed Securities Risk.  These include Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, the recent events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

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Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs are unsecured debt of the issuer.

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Initial Public Offering Risk.  The Event Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

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Derivatives Risk.  The Event Fund’s use of derivatives (which may include futures, options, swaps, contracts for differences, forward foreign currency contracts and other synthetic instruments) may reduce the Fund’s returns and/or increase volatility.  The fluctuations in the values of the derivatives may not correlate perfectly with the overall securities markets.

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Swap Agreement Risks.  A swap agreement is a form of derivative that provides leverage, allowing the Event Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument.  Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments.  By using swap agreements, the Fund is exposed to additional risks concerning the counterparty.  The use of swap agreements could cause the Event Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.  Use of leverage involves special risks and is speculative.  If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

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Leverage Risk.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

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Short Sales Risk.  A short sale is the sale by the Event Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

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Liquidity Risk.   Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Event Fund would like to sell.  If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on such Event Fund’s performance.

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Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Event Fund’s performance.

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Asset Allocation Risk.  The Event Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors, and may cause the Fund to underperform other funds with similar investment objectives that are not overweight or underweight the same issuers, industries or sectors.

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Limited Partnership and MLP Risk.  Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments.  In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid.  Such partnership investments may also not provide daily pricing information to their investors, which will require the Event Fund to employ fair value procedures to value its holdings in such investments.

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Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.

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Securities Lending Risk.  There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Event Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

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Bank Loan Risk. The Event Fund’s investments in secured and unsecured assignments of and participations in bank loans may create substantial risk.  In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.

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Floating Rate Loan Risk.  The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

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Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

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New Fund Risk. The Event Fund is new and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Event Fund.

Performance
When the Event Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Event Fund’s website at www.kellnerfunds.com or by calling the Fund toll-free at 855-KELLNER (855-535-5637).